C3 Leases	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
C3 Leases

Leases
Leases with the Company as lessee

Right-of-use
assets

	2023				2022
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total
Cost
Opening balance	15,895	998	303	17,196	13,756	930	171	14,857
Additions	1,307	257	1	1,565	1,650	168	136	1,954
Balances regarding acquired/divested business	2	–	–	2	334	–	–	334
Terminations	–870	–489	–	–1,359	–719	–178	–	–897
Translation differences	–331	3	–4	–332	874	78	–4	948
Closing balance	16,003	769	300	17,072	15,895	998	303	17,196

Accumulated depreciations
Opening balance	–7,789	–629	–138	–8,556	–5,687	–495	–79	–6,261
Depreciations	–2,146	–232	–49	–2,427	–2,141	–250	–60	–2,451
Terminations	546	373	–	919	393	159	–	552
Translation differences	209	–1	3	211	–354	–43	1	–396
Closing balance	–9,180	–489	–184	–9,853	–7,789	–629	–138	–8,556

Accumulated impairment losses
Opening balance	–374	–	–	–374	–303	–	–	–303
Impairment losses	–93	–	–61	–154	–66	–	–	–66
Terminations	3	–	–	3	27	–	–	27
Translation differences	11	–	–	11	–32	–	–	–32
Closing balance	–453	–	–61	–514	–374	–	–	–374

Financial sublease
Opening balance	–396	–	–	–396	–345	–	–	–345
Derecognition for sublease	–2	–	–	–2	–	–	–	–
Translation differences	13	–	–	13	–51	–	–	–51
Closing balance	–385	–	–	–385	–396	–	–	–396
Net carrying value	5,985	280	55	6,320	7,336	369	165	7,870
Lease liabilities
The lease liabilities amounted to SEK 7,455 (9,304) million, of which SEK 2,235 (2,486) million is classified as current. The remaining contractual maturities as of December 31, 2023, is shown in note D4 “Contractual obligations.”
Lease cost
The total lease cost amounted to SEK 3,788 (3,775) million, of which depreciation was SEK 2,427 (2,451) million, impairment losses were SEK –154 (–66) million, lease expense relating to low-value
assets was SEK 459 (516) million, interest expense was SEK 464 (464) million and variable lease expense was SEK 284 (278) million. Variable lease expense consists mainly of property tax.

Future cash outflow
Future cash outflows from leases not yet commenced in 2023 to which the Company is committed as the lessee is SEK 249 (71) million.
Leases with the Company as lessor
Lessor leases relate to subleases of real estate. These lease contracts vary in length from 1 to 9 years.
Receivables related to subleases in 2023 amounted to SEK 70 (62) million for operating leases and to SEK 75 (75) million for financial leases. Interest income from financial subleases was SEK 5 (8) million.
At December 31, 2023, future minimum payment receivables were distributed as follows:

Cash payments

Cash payments
	2023	2022
Repayments of the lease liabilities 1)	–2,857	–2,593
Interest expense of the lease liabilities	–464	–464
Low-value asset not included in the measurement of the liabilities	–459	–516
Variable lease payments not included in the measurement of the lease liabilities	-284	–278
Total cash outflow	–4,064	–3,851

1)	Including advance payments.

Future minimum payment receivables
	Financial leases	Operating leases
2024	78	48
2025	13	22
2026	–	19
2027	–	11
2028 and later	–	4
Total	91	104